Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments	Future minimum lease commitments of the Company are as follows:
Amount
For the years ending December 31,
2017	$2,601
2018	578
Total	$3,179